RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due From Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	$ 1,343	$ 1,456	$ 1,387
Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation [Member] | Cash collection [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	515	1,153	1,116
Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH [Member] | Back office service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	104	128	270
Gummy Inc [Member] | Self Developed Games Licensed [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	77		1
Nuomi Holdings Inc., equity investee of the Company[Member] | Professional fees [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties		175
Japan Macro Opportunities Offshore Partners LP [Member] | Dividend Declared by not Paid [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	419
Beijing Qingting Changyou Technology Development Co Ltd [Member] | Loans [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	$ 228